UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices) (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2019

Item 1.	Reports to Stockholders

Fidelity® High Yield Factor ETF

Semi-Annual Report February 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity’s web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose ‘no’ under Required Disclosures to continue print)	1-800-343-0860

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

© 2019 FMR LLC. All Rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

3	Semiannual Report

Investment Summary (Unaudited)

Top Five Holdings as of February 28, 2019

(by issuer, excluding cash equivalents)	% of fund’s net assets
Frontier Communications Corp.	2.0
Equinix, Inc.	2.0
Hilton Domestic Operating Co., Inc.	2.0
Open Text Corp.	2.0
Gartner, Inc.	2.0

10.0

Top Five Market Sectors as of February 28, 2019
% of fund’s net assets
Consumer Discretionary	15.3
Energy	14.6
Industrials	13.2
Information Technology	12.1
Health Care	8.8

Quality Diversification as of February 28, 2019

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of February 28, 2019

*	Foreign investments – 12.5%

Semiannual Report	4

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 96.8%

	Principal Amount	Value
COMMUNICATION SERVICES – 8.3%
Diversified Telecommunication Services – 4.9%
Altice France S.A. 7.375% 5/1/26 (a)	$150,000	$147,187
CenturyLink, Inc.:
6.75% 12/1/23	89,000	92,421
7.50% 4/1/24	88,000	93,088
Frontier Communications Corp. 8.50% 4/1/26 (a)	440,000	409,200
Hughes Satellite Systems Corp. 6.625% 8/1/26	244,000	240,035

		981,931

Media – 1.8%
CSC Holdings LLC 5.375% 2/1/28 (a)	150,000	147,375
DISH DBS Corp. 5.875% 11/15/24	100,000	84,220
Nexstar Broadcasting, Inc. 5.625% 8/1/24 (a)	130,000	129,025

		360,620

Wireless Telecommunication Services – 1.6%
Sprint Corp. 7.625% 2/15/25	100,000	104,750
T-Mobile USA, Inc. 6.375% 3/1/25	200,000	208,125

		312,875

TOTAL COMMUNICATION SERVICES		1,655,426

CONSUMER DISCRETIONARY – 15.3%
Auto Components – 0.1%
Delphi Technologies PLC 5.00% 10/1/25 (a)	33,000	29,364

Hotels, Restaurants & Leisure – 8.7%
1011778 BC ULC / New Red Finance, Inc. 5.00% 10/15/25 (a)	410,000	397,597
Eldorado Resorts, Inc. 6.00% 9/15/26 (a)	5,000	5,088
GLP Capital LP / GLP Financing II, Inc.:
5.25% 6/1/25	112,000	115,975
5.375% 4/15/26	99,000	102,286
5.75% 6/1/28	37,000	38,396
Hilton Domestic Operating Co., Inc. 4.25% 9/1/24	410,000	403,850
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.:
4.625% 4/1/25	133,000	132,335
4.875% 4/1/27	174,000	173,130
International Game Technology PLC 6.25% 1/15/27 (a)	10,000	10,413

	Principal Amount	Value
Six Flags Entertainment Corp. 5.50% 4/15/27 (a)	$112,000	$110,040
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (a)	56,000	53,567
5.50% 3/1/25 (a)	194,000	193,088

		1,735,765

Household Durables – 1.5%
Lennar Corp.:
4.125% 1/15/22	25,000	24,875
4.75% 11/15/22 to 5/30/25	38,000	38,475
PulteGroup, Inc.:
5.00% 1/15/27	93,000	89,048
5.50% 3/1/26	157,000	158,177

		310,575

Internet & Direct Marketing Retail – 1.1%
Netflix, Inc.:
5.875% 2/15/25	96,000	101,760
5.875% 11/15/28 (a)	21,000	21,873
6.375% 5/15/29 (a)	100,000	106,219

		229,852

Leisure Products – 0.6%
Mattel, Inc. 6.75% 12/31/25 (a)	122,000	120,170

Media – 2.6%
AMC Networks, Inc.:
4.75% 8/1/25	19,000	18,477
5.00% 4/1/24	103,000	102,196
CCO Holdings LLC / CCO Holdings Capital Corp.:
5.50% 5/1/26 (a)	120,000	122,365
5.875% 4/1/24 (a)	80,000	83,300
Sirius XM Radio, Inc.:
5.375% 4/15/25 (a)	37,000	37,705
6.00% 7/15/24 (a)	155,000	160,619

		524,662

Specialty Retail – 0.5%
L Brands, Inc. 5.25% 2/1/28	112,000	96,880

Textiles, Apparel & Luxury Goods – 0.2%
The William Carter Co. 5.625% 3/15/27 (b)	30,000	30,000

TOTAL CONSUMER DISCRETIONARY		3,077,268

CONSUMER STAPLES – 4.4%
Food Products – 1.3%
Lamb Weston Holdings, Inc. 4.625% 11/1/24 (a)	100,000	100,500

See accompanying notes which are an integral part of the financial statements.

5	Semiannual Report

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
CONSUMER STAPLES – continued
Food Products – continued
Pilgrim’s Pride Corp. 5.75% 3/15/25 (a)	$161,000	$161,000

		261,500

Household Products – 0.7%
Energizer Holdings, Inc. 6.375% 7/15/26 (a)	130,000	131,300

Personal Products – 1.4%
HLF Financing Sarl LLC / Herbalife International, Inc. 7.25% 8/15/26 (a)	285,000	290,714

Tobacco – 1.0%
Vector Group Ltd. 6.125% 2/1/25 (a)	226,000	200,010

TOTAL CONSUMER STAPLES		883,524

ENERGY – 14.6%
Energy Equipment & Services – 2.6%
Calfrac Holdings LP 8.50% 6/15/26 (a)	125,000	92,500
Diamond Offshore Drilling, Inc. 7.875% 8/15/25	112,000	105,840
Ensco PLC 7.75% 2/1/26	60,000	50,400
KLX Energy Services Holdings, Inc. 11.50% 11/1/25 (a)	15,000	15,600
McDermott Technology Americas, Inc. / McDermott Technology US, Inc. 10.625% 5/1/24 (a)	18,000	14,940
Nine Energy Service, Inc. 8.75% 11/1/23 (a)	195,000	195,000
Noble Holding International Ltd. 7.75% 1/15/24	60,000	53,400

		527,680

Independent Power and Renewable Electricity Producers – 2.1%
Clearway Energy Operating LLC 5.75% 10/15/25 (a)	15,000	14,738
NRG Energy, Inc.:
6.625% 1/15/27	53,000	56,445
7.25% 5/15/26	319,000	345,716

		416,899

Oil, Gas & Consumable Fuels – 7.3%
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 7.00% 11/1/26 (a)	119,000	114,835
DCP Midstream LP 7.375% (c)(d)	112,000	107,750
Diamondback Energy, Inc. 5.375% 5/31/25	160,000	165,600

	Principal Amount	Value
Genesis Energy LP / Genesis Energy Finance Corp. 6.50% 10/1/25	$50,000	$47,875
Holly Energy Partners LP / Holly Energy Finance Corp. 6.00% 8/1/24 (a)	192,000	196,800
Matador Resources Co. 5.875% 9/15/26	110,000	109,450
Murphy Oil Corp. 6.875% 8/15/24	116,000	122,718
Parkland Fuel Corp. 6.00% 4/1/26 (a)	202,000	198,465
Parsley Energy LLC / Parsley Finance Corp. 5.375% 1/15/25 (a)	200,000	200,500
Peabody Energy Corp. 6.00% 3/31/22 (a)	60,000	60,525
W&T Offshore, Inc. 9.75% 11/1/23 (a)	149,000	147,510

		1,472,028

Pipeline – 2.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.375% 9/15/24	198,000	198,000
Cheniere Energy Partners LP:
5.25% 10/1/25	126,000	127,575
5.625% 10/1/26 (a)	75,000	76,406
PBF Logistics LP / PBF Logistics Finance Corp. 6.875% 5/15/23	100,000	101,780
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 6.50% 7/15/27 (a)	10,000	10,575

		514,336

TOTAL ENERGY		2,930,943

FINANCIALS – 7.4%
Capital Markets – 1.0%
LPL Holdings, Inc. 5.75% 9/15/25 (a)	202,000	204,273

Consumer Finance – 3.2%
Ally Financial, Inc.:
4.25% 4/15/21	280,000	283,150
5.75% 11/20/25	112,000	118,720
CIT Group, Inc. 5.25% 3/7/25	30,000	31,350
Enova International, Inc. 8.50% 9/15/25 (a)	50,000	47,375

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	6

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Consumer Finance – continued
Springleaf Finance Corp. 6.125% 3/15/24	$150,000	$151,687

		632,282

Diversified Financial Services – 1.2%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.25% 2/1/22	238,000	245,092

Mortgage Real Estate Investment Trust (REITs) – 2.0%
Starwood Property Trust, Inc. 3.625% 2/1/21	400,000	397,500

TOTAL FINANCIALS		1,479,147

HEALTH CARE – 8.8%
Health Care Equipment & Supplies – 1.0%
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC 5.50% 4/15/25 (a)	100,000	81,500
Teleflex, Inc. 4.625% 11/15/27	112,000	111,411

		192,911

Health Care Providers & Services – 5.4%
Centene Corp. 4.75% 5/15/22	62,000	63,162
DaVita, Inc.:
5.00% 5/1/25	52,000	50,164
5.125% 7/15/24	199,000	197,010
HCA, Inc.:
5.375% 9/1/26	365,000	373,833
5.625% 9/1/28	20,000	20,622
MEDNAX, Inc.:
5.25% 12/1/23 (a)	168,000	169,890
6.25% 1/15/27 (a)	200,000	201,110
WellCare Health Plans, Inc. 5.375% 8/15/26 (a)	10,000	10,288

		1,086,079

Life Sciences Tools & Services – 1.5%
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75% 3/1/25 (a)	250,000	243,988
IQVIA, Inc. 4.875% 5/15/23 (a)	62,000	62,930

		306,918

Pharmaceuticals – 0.9%
Bausch Health Americas, Inc. 8.50% 1/31/27 (a)(b)	15,000	15,534
Bausch Health Cos., Inc.:
5.75% 8/15/27 (a)(b)	5,000	5,044
5.875% 5/15/23 (a)	46,000	45,770

	Principal Amount	Value
Charles River Laboratories International, Inc. 5.50% 4/1/26 (a)	$112,000	$116,480

		182,828

TOTAL HEALTH CARE		1,768,736

INDUSTRIALS – 13.2%
Aerospace & Defense – 1.5%
TransDigm, Inc. 6.25% 3/15/26 (a)	300,000	307,500

Air Freight & Logistics – 0.3%
XPO Logistics, Inc. 6.125% 9/1/23 (a)	60,000	59,850

Building Products – 0.3%
Griffon Corp. 5.25% 3/1/22	63,000	62,213

Commercial Services & Supplies – 4.5%
HD Supply, Inc. 5.375% 10/15/26 (a)	20,000	20,300
KAR Auction Services, Inc. 5.125% 6/1/25 (a)	213,000	207,143
Nielsen Finance LLC / Nielsen Finance Co. 5.00% 4/15/22 (a)	251,000	250,372
Refinitiv US Holdings, Inc. 6.25% 5/15/26 (a)	25,000	25,250
Ritchie Bros Auctioneers, Inc. 5.375% 1/15/25 (a)	112,000	113,960
Tervita Escrow Corp. 7.625% 12/1/21 (a)	200,000	199,500
United Rentals North America, Inc. 6.50% 12/15/26	80,000	83,500

		900,025

Construction & Engineering – 0.5%
AECOM 5.125% 3/15/27	100,000	94,875

Containers & Packaging – 3.2%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 6.00% 2/15/25 (a)	200,000	197,500
Ball Corp.:
4.875% 3/15/26	309,000	314,407
5.25% 7/1/25	73,000	76,650
Intertape Polymer Group, Inc. 7.00% 10/15/26 (a)	60,000	60,450

		649,007

Diversified Financial Services – 0.0%
Park Aerospace Holdings Ltd. 5.50% 2/15/24 (a)	5,000	5,169

See accompanying notes which are an integral part of the financial statements.

7	Semiannual Report

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
INDUSTRIALS – continued
Machinery – 2.9%
Allison Transmission, Inc. 5.00% 10/1/24 (a)	$395,000	$397,469
Colfax Corp. 6.00% 2/15/24 (a)	50,000	51,750
EnPro Industries, Inc. 5.75% 10/15/26 (a)	120,000	120,900

		570,119

TOTAL INDUSTRIALS		2,648,758

INFORMATION TECHNOLOGY – 12.1%
Communications Equipment – 0.4%
ViaSat, Inc. 5.625% 9/15/25 (a)	84,000	81,900

Internet Software & Services – 3.7%
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc. 6.00% 7/15/25 (a)	146,000	149,903
Star Merger Sub, Inc. 6.875% 8/15/26 (a)	200,000	200,692
VeriSign, Inc.:
4.75% 7/15/27	123,000	121,463
5.25% 4/1/25	262,000	271,256

		743,314

IT Services – 2.0%
Gartner, Inc. 5.125% 4/1/25 (a)	400,000	403,000

Office Electronics – 1.3%
CDW LLC / CDW Finance Corp.:
5.00% 9/1/25	100,000	101,125
5.50% 12/1/24	160,000	166,800

		267,925

Semiconductors & Semiconductor Equipment – 2.0%
Qorvo, Inc. 5.50% 7/15/26 (a)	390,000	397,800

Software – 2.7%
CDK Global, Inc. 4.875% 6/1/27	135,000	132,666
Open Text Corp.:
5.625% 1/15/23 (a)	180,000	184,725
5.875% 6/1/26 (a)	208,000	218,832

		536,223

TOTAL INFORMATION TECHNOLOGY		2,430,162

MATERIALS – 6.5%
Chemicals – 2.7%
Axalta Coating Systems LLC 4.875% 8/15/24 (a)	400,000	397,000

	Principal Amount	Value
CVR Partners LP / CVR Nitrogen Finance Corp. 9.25% 6/15/23 (a)	$145,000	$152,961

		549,961

Metals & Mining – 3.3%
ArcelorMittal 6.125% 6/1/25	92,000	100,553
FMG Resources August 2006 Pty Ltd.:
4.75% 5/15/22 (a)	168,000	168,000
5.125% 3/15/23 (a)	234,000	233,415
Rain CII Carbon LLC / CII Carbon Corp. 7.25% 4/1/25 (a)	110,000	95,150
Steel Dynamics, Inc. 5.50% 10/1/24	60,000	61,650

		658,768

Paper & Forest Products – 0.5%
Mercer International, Inc. 7.375% 1/15/25 (a)	50,000	52,250
Schweitzer-Mauduit International, Inc. 6.875% 10/1/26 (a)	50,000	49,125

		101,375

TOTAL MATERIALS		1,310,104

REAL ESTATE – 6.2%
Equity Real Estate Investment Trusts (REITs) – 4.0%
Equinix, Inc.:
5.75% 1/1/25	59,000	61,434
5.875% 1/15/26	329,000	344,627
Iron Mountain, Inc.:
4.875% 9/15/27 (a)	79,000	74,754
5.25% 3/15/28 (a)	185,000	177,138
SBA Communications Corp. 4.875% 7/15/22 to 9/1/24	130,000	131,241

		789,194

Real Estate Management & Development – 2.2%
Kennedy-Wilson, Inc. 5.875% 4/1/24	401,000	394,468
Newmark Group, Inc. 6.125% 11/15/23 (a)	50,000	50,248

		444,716

TOTAL REAL ESTATE		1,233,910

TOTAL NONCONVERTIBLE BONDS (Cost $19,209,530)		19,417,978

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	8

Money Market Funds – 3.4%

	Shares	Value
Fidelity Cash Central Fund, 2.44% (e) (Cost $681,102)	680,966	$681,102

TOTAL INVESTMENT IN SECURITIES – 100.2% (Cost $19,890,632)		20,099,080

NET OTHER ASSETS (LIABILITIES) – (0.2%)		(31,321)

NET ASSETS – 100.0%		$20,067,759

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,814,301 or 53.9% of net assets.

(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(c)	Security is perpetual in nature with no stated maturity date.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$7,392

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:

Corporate Bonds	$19,417,978	$—	$19,417,978	$—

Money Market Funds	681,102	681,102	—	—

Total Investments in Securities:	$20,099,080	$681,102	$19,417,978	$—

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States	87.7

Canada	7.1

Australia	2.0

Ireland	1.0

Others (Individually Less Than 1%)	2.4

100.2%

See accompanying notes which are an integral part of the financial statements.

9	Semiannual Report

Financial Statements

Statement of Assets and Liabilities

February 28, 2019 (Unaudited)

Assets

Investments in securities, at value – See accompanying schedule:
Unaffiliated issuers	$19,417,978
Fidelity Central Funds	681,102

Total Investments in Securities	$20,099,080

Distributions receivable from Fidelity Central Funds	1,837

Interest receivable	320,692

Total assets	20,421,609

Liabilities

Payable for investments purchased
Regular delivery	204,528
Delayed delivery	50,622

Distributions payable	91,200

Accrued management fees	7,500

Total liabilities	353,850

Net Assets	$20,067,759

Net Assets consist of:

Paid in capital	19,979,725

Total distributable earnings (loss)	88,034

Net Assets	$20,067,759

Shares outstanding	400,000

Net Asset Value, offering price and redemption price per share	$50.17

Investments at cost – Unaffiliated issuers	$19,209,530

Investments at cost – Fidelity Central Funds	681,102

Investments at cost	$19,890,632

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	10

Statement of Operations

For the six months ended February 28, 2019 (Unaudited)

Investment Income

Interest	$425,831

Income from Fidelity Central Funds	7,392

Total income	433,223

Expenses

Management fees	33,242

Independent trustees’ compensation	36

Total expenses before reductions	33,278

Expense reductions	(260)

Total expenses	33,018

Net investment income (loss)	400,205

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on investment securities	(124,921)

Total net realized gain (loss)	(124,921)

Change in net unrealized appreciation (depreciation) on investment securities	206,564

Net gain (loss)	81,643

Net increase (decrease) in net assets resulting from operations	$481,848

See accompanying notes which are an integral part of the financial statements.

11	Semiannual Report

Financial Statements – continued

Statements of Changes in Net Assets

	Six months ended February 28, 2019 (Unaudited)	Year ended August 31, 2018A

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$400,205	$144,598
Net realized gain (loss)	(124,921)	4,254
Change in net unrealized appreciation (depreciation)	206,564	1,884

Net increase (decrease) in net assets resulting from operations	481,848	150,736

Distributions to shareholders	(400,300)	—

Distributions to shareholders from net investment income	—	(144,250)

Total distributions	(400,300)	(144,250)

Share transactions
Proceeds from sales of shares	7,433,045	12,546,680

Net increase (decrease) in net assets resulting from share transactions	7,433,045	12,546,680

Total increase (decrease) in net assets	7,514,593	12,553,166

Net Assets
Beginning of period	12,553,166	—

End of period	$20,067,759	$12,553,166

Undistributed net investment income end of period		$348

Other Information

Shares
Sold	150,000	250,000
Redeemed	—	—

Net increase (decrease)	150,000	250,000

A	For the period June 12, 2018 (commencement of operations) to August 31, 2018.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	12

Financial Highlights

	Six months ended February 28, 2019 (Unaudited)		Year ended August 31, 2018A

Selected Per-Share Data

Net asset value, beginning of period	$50.21		$50.00

Income from Investment Operations
Net investment income (loss)B	1.348		0.578
Net realized and unrealized gain (loss)	(0.108	)C	0.209

Total from investment operations	1.240		0.787

Distributions from net investment income	(1.280)		(0.577)

Total distributions	(1.280)		(0.577)

Net asset value, end of period	$50.17		$50.21

Total ReturnD,E	2.55%		1.59%

Ratios to Average Net AssetsF,G,H
Expense before reductions	.46%		.45%
Expenses net of fee waivers, if any	.45%		.45%
Expenses net of all reductions	.45%		.45%
Net investment income (loss)	5.49%		5.21%

Supplemental Data
Net assets, end of period (000 omitted)	$20,068		$12,553
Portfolio turnover rateI,J	33%		8%

A	For the period June 12, 2018 (commencement of operations) to August 31, 2018.

B	Calculated based on average shares outstanding during the period.

C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

D	Total returns for periods of less than one year are not annualized.

E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F	Annualized.

G	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

H	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. The Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

I	Amount does not include the portfolio activity of any underlying funds.

J	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

13	Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2019 (Unaudited)

1. Organization.

Fidelity High Yield Factor ETF (the Fund) is an exchange-traded fund of Fidelity Covington Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund’s Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report	14

3. Significant Accounting Policies – continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2019, is included at the end of the Fund’s Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund’s investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of NYSE Arca, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity High Yield Factor ETF	$19,899,081	$282,783	$(82,784)	$199,999

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund’s Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund’s financial statements have been combined or removed for the current period as outlined in the table below.

15	Semiannual Report

Notes to Financial Statements – continued

3. Significant Accounting Policies – continued

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation

Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss)

Accumulated/Undistributed net realized gain (loss)

Net unrealized appreciation (depreciation)

Statement of Changes in Net Assets	N/A – removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period

Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income

Distributions to shareholders from net realized gain

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $11,988,501 and $4,786,135, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholders meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

Through arrangements with the Fund’s custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund’s management fee. During the period, these credits reduced management fees by $260.

7. Share Transactions.

The Fund issues and redeems shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and cash to the fund and redemption proceeds are paid with a basket of securities from the fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. The fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of the fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

Semiannual Report	16

8. Other.

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

17	Semiannual Report

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2018 to February 28, 2019).

Actual Expenses

For the fund, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

For the fund, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Expenses Paid During PeriodB September 1, 2018 to February 28, 2019

Fidelity High Yield Factor ETF	0.45%

Actual		$1,000.00	$1,025.50	$2.26

HypotheticalC		$1,000.00	$1,022.56	$2.26

A	Annualized expense ratio reflects expenses net of applicable fee waivers.

B	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

C	5% return per year before expenses.

Semiannual Report	18

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19

HIE-SANN-0419 1.9887635.100	Corporate Headquarters 245 Summer St., Boston, MA 02210 www.fidelity.com

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)	(1)	Not applicable.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 24, 2019

By:	/s/ John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 24, 2019